Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value instruments
		December 31, 2021		December 31, 2020
(in thousands USD)	Fair Value Hierarchy Level	Carry Amount	Fair Value	Carry Amount	Fair Value
Bank credit agreement	Level 3	$31,882	$31,897	$93,388	$92,363
New Second Lien Facility	Level 3	16,120	16,214	—	—
Convertible notes payable	Level 3	—	—	32,930	43,303

Schedule of embedded derivative liabilities
(in thousands USD)	Redemption & Conversion Feature
Opening balance, January 1, 2021	$—
Recognition of embedded derivative liabilities	4,406
Change in fair value	(4,406)
Ending balance, December 31, 2021	—

Schedule of roll-forward of the obligations for contingent purchase price
(in thousands USD)	2021	2020
Opening balance, January 1	$10,304	$22,621

Cash payments	—	(4,314)

Contingent consideration derecognized in connection with divesture of a business	—	(1,413)
Change in fair value	(2,200)	(6,600)
Accrued interest on the contingent consideration	736	360
Effect of exchange rate fluctuations	(49)	(350)
Ending balance, December 31	8,791	10,304
Less: Current portion	8,791	8,104
Obligation for contingent purchase price, net of current portion	$—	$2,200

Schedule of changes in the fair value of private warrant liability
(in thousands USD)	2021
Beginning balance, January 1	$—
Assumed in business combination	6,831
Change in fair value	(4,694)
Ending balance, December 31, 2021	$2,137